Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales	[1]	$ 125,690	$ 100,347	$ 82,738
Cost of sales		79,762	61,796	48,659
Gross profit		45,928	38,551	34,079
Operating expenses
Research and development	[2]	13,915	12,663	9,702
Sales and marketing		6,722	6,423	5,651
General and administrative		4,507	3,969	3,611
Contingent consideration benefit		(4,642)	(334)	(3,090)
Total operating expenses		20,502	22,721	15,874
Operating income		25,426	15,830	18,205
Financial income, net		156	35	220
Income before income taxes		25,582	15,865	18,425
Income taxes		3,868	2,728	1,905
Net income		$ 21,714	$ 13,137	$ 16,520
Income per share:
Basic income per ordinary share (US$)		$ 2.912	$ 1.789	$ 2.273
Diluted income per ordinary share (US$)		$ 2.856	$ 1.767	$ 2.242
Weighted average number of ordinary shares used to compute basic income per share (in thousands)		7,455,528	7,343,696	7,268,536
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)		7,601,971	7,435,181	7,367,984

[1]	Including sales to related parties in the amount of US$ 1,154 thousand, US$ 762 thousand and US$ 1,275 thousand in 2015, 2016 and 2017, respectively.
[2]	Including services from related parties in the amount of US$ 285 thousand, US$ 351 thousand and US$ 170 thousand in 2015, 2016 and 2017, respectively.